SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ₫ in Millions, ₨ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫) segment $ / ₫	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 INR (₨) segment	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($) $ / ₫	Dec. 31, 2025 INR (₨) $ / ₫
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	3	3	3
Number of reportable segments | segment	3	3	3
Impairment loss on equity method investments	₫ 0			₫ 0	₫ 0
Carrying amount	79,233,904			78,699,515		$ 3,154,090,363
Accumulated depreciation of property, plant, and equipment	33,374,063			23,914,727		$ 1,328,532,423
Advertising cost	₫ 1,744,700	$ 69,500,000		2,236,900	₫ 1,266,400
Convenience translation rate (USD to VND) | $ / ₫	25,121					25,121	25,121
Fair value of investment	₫ 5,817,000					$ 231,600,000,000
Gain on fair value investment	₫ 422,000	$ 16,800,000,000
VinFast Vietnam
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity interest	90.00%					90.00%	90.00%
Capital Reimbursement Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum incentive rate	52.00%	52.00%	52.00%
Investment period	5 years	5 years	5 years
Minimum investment threshold		$ 35,000,000	₨ 3,000
Proceeds from government assistance	₫ 0
VinFast Trading and Production JSC | Investment under agreement with saigon glory limited liability company
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Real estate project, maximum planned contribution	20,700,000					$ 824,000,000
Entitlement amount	₫ 20,814,000					828,500,000
Profit finalization frequency term	6 months	6 months	6 months
Amount of contribution	₫ 5,395,000	$ 214,800,000
Payments to acquire certain other real estate properties	3,567,000	142,000,000
Payments for deposits on real estate acquisitions	1,828,000	72,800,000
NC DOC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reimbursement Cost Receivable Associated with Land Levelling, Requires Submission of Relevant Documents | $						125,000,000
Proceeds from Incentive, Related to Reimbursement Cost Associated with Land Levelling | $		$ 6,000,000
V-Green BCC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Carrying amount	5,434,000					216,300,000
Accumulated depreciation of property, plant, and equipment	₫ 2,436,700					97,000,000
Pham Nhat Vuong | Sponsorship contribution - accounted for as deemed contribution
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount of transaction				₫ 5,900,800
Maximum | Capital Reimbursement Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fixed capital investment						$ 246,000,000	₨ 20,800
RSU | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Vesting period	2 years	2 years	2 years
RSU | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Vesting period	4 years	4 years	4 years